Selling Expenses	12 Months Ended
Mar. 31, 2026
Selling Expenses [Abstract]
SELLING EXPENSES

11. SELLING EXPENSES

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Commission expenses	160,690	318,780	429,169
Payroll expenses	1,334,551	1,437,423	1,648,118
Marketing and Promotion expenses	269,711	501,979	447,608
Transportation expenses	208,297	276,917	511,345
Share based compensation	—	654,595	1,241,651
Others	95,253	128,724	152,786
	2,068,502	3,318,418	4,430,677